ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable is presented net of allowance for credit loss:

	As of September 30,
	2022	2023
Accounts receivable	$1,117,066	$1,467,833
Less: allowance for expected credit loss	(5,068)	(38,534)
Total	$1,111,998	$1,429,299

The movement of allowances for credit loss is as follow:

	As of September 30,
	2022	2023
Balance at beginning of the year	$(5,590)	$(5,068)
Increase	-	(33,466)
Reversal	522	-
Total	$(5,068)	$(38,534)